LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans and receivables	$ 231,573,437	$ 206,447,165
Loan portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	231,573,437	206,447,165
Loan portfolio [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	76,168,572	68,191,750
Loan portfolio [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	42,797,165	39,611,896
Loan portfolio [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	29,721,378	28,749,452
Loan portfolio [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	82,886,322	69,894,067
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	122,027,804	110,986,938
Commercial lending portfolio [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	51,391,093	45,689,138
Commercial lending portfolio [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	29,235,366	27,230,670
Commercial lending portfolio [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	17,099,011	16,500,368
Commercial lending portfolio [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	24,302,334	21,566,762
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loans and receivables	3,218,433	4,693,678
Interbank and overnight funds [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	3,218,433	4,693,678
Loans to consumers [member]
Disclosure of financial assets [line items]
Loans and receivables	76,889,145	65,835,457
Loans to consumers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	20,754,224	17,061,123
Loans to consumers [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	12,483,902	11,388,303
Loans to consumers [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	11,463,155	11,229,958
Loans to consumers [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	32,187,864	26,156,073
Mortgage [member]
Disclosure of financial assets [line items]
Loans and receivables	29,120,316	24,558,771
Mortgage [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	616,096	548,925
Mortgage [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	966,883	846,345
Mortgage [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	1,145,363	998,398
Mortgage [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	26,391,974	22,165,103
Microcredit [member]
Disclosure of financial assets [line items]
Loans and receivables	317,739	372,321
Microcredit [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	188,726	198,886
Microcredit [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	111,014	146,578
Microcredit [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	13,849	20,728
Microcredit [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	$ 4,150	$ 6,129